TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current payables [abstract]
Schedule of Trade and Other Payables
	December 31, 2020 US$’000	December 31, 2019 US$’000
Trade payables	7,103	7,833
Payroll taxes	688	519
Employee related social insurance	344	170
Accruals and other liabilities	8,850	8,133
Deferred income	4,445	292
Government COVID-19 loans (Note 4)	2,905	-

	24,335	16,947